ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ORDINARY SHARES	ORDINARY SHARES
On April 14, 2021, we announced a public offering to sell, subject to market and other conditions, $125.0 million of ordinary shares through an underwritten public offering. Maxeon also granted the underwriters an option, to purchase up to an additional $18.7 million of ordinary shares offered in the public offering on the same terms and conditions, at a public offering price of $1,800.00 per share (together with the public offering, the “2021 Offering”). The option was exercised in full by the underwriters. 80,460 shares were issued during the 2021 Offering, with 599 shares issued to a third-party as payment for issuance cost incurred.
In addition, pursuant to a stock purchase agreement, dated April 13, 2021, TZE Maxeon agreed to sell to TZE 18,700 ordinary shares at $1,800.00 per share, in the 2021 TZE Private Placement.
The 2021 Offering and the 2021 TZE Private Placement closed in April 2021. The net proceeds were approximately $169.7 million after giving effect to the underwriting discounts and commissions as well as other issuance costs.On May 19, 2023,the Company completed the Company Offering and the TotalEnergies Offering, each at a price per share of $2,800.00.
In addition, pursuant to a share purchase agreement, dated May 16, 2023, Maxeon completed the 2023 TZE Private Placement with TZE SG. The net proceeds from the Company Offering and 2023 TZE Private Placement were approximately 193.5 million after giving effect to the underwriting discounts and commissions, as well as other offering costs. The Company did not receive any proceeds from the TotalEnergies Offering.
On October 6, 2023, the Company paid the purchase price consideration of $11.0 million through the issuance of 1,100,000 ordinary shares to SolarCA, a directly owned subsidiary of Complete Solaria, Inc. (“CSLR”) pursuant to an Asset Purchase Agreement entered into on September 19, 2023 with respect to the certain assets (the “Purchase Agreement”). Consequently, the SolarCA held 2.08% of the outstanding shares of the Company as of acquisition date. Transaction costs incurred to date were not material and were expensed as incurred. The financial results of SolarCA LLC prior to the acquisition date are not material to the consolidated financial results of the Company.
In connection to the issuance of the New 1L Notes (as defined under “Note 4. TCL Zhonghuan Renewable Energy Technology Co.”) on June 20, 2024, the Company has also issued penny warrants to TZE (the “TZE SG Warrant”) for no additional consideration, granting TZE SG the right to purchase certain ordinary shares of the Company. TZE has fully exercised such warrants which gave rise to the issuance of 1,345,663 ordinary shares with a proceed of $1.3 million.
On August 30, 2024, the Company sold 82,919 ordinary shares to TZE SG at a price of $1,206.00 per share in a private placement (the “2024 TZE Private Placement”) exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to this, TZE SG obtained a controlling stake in the Company and the Shareholders Agreement between the Company and TZE SG has been amended and restated.
On October 8, 2024, the Company implemented a 1-for-100 reverse stock split of its issued and outstanding shares. The reverse stock split was authorized by the Board of Directors of the Company.

All share and per share information in these financial statements retroactively reflect this reverse stock split.
Ordinary Shares
Voting Rights - Ordinary Shares
All ordinary stockholders are entitled to one vote per share on all matters submitted to be voted on by our stockholders.
Dividends - Ordinary Shares
All ordinary stockholders are entitled to receive equal per share dividends when and if declared by the Board of Directors.
Shares Reserved for Future Issuance Under Equity Compensation Plans
We had shares of ordinary shares reserved for future issuance as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity compensation plans	953	1,554